Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	EMISPHERE TECHNOLOGIES INC
Entity Central Index Key	0000805326
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	true
Amendment Description	S-1
Entity Filer Category	Accelerated Filer